UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.5%
	Financials — 98.5%
	Diversified — 2.3%
307	Vornado Realty Trust	19,782

	Health Care — 14.5%
2,203	HCP, Inc.	63,303
1,149	Senior Housing Properties Trust	21,948
1,009	Ventas, Inc.	38,850

		124,101

	Hotels — 4.9%
3,582	Host Hotels & Resorts, Inc.	42,158

	Industrial — 5.7%
2,121	AMB Property Corp.	48,682

	Multifamily — 22.6%
2,877	Apartment Investment & Management Co., Class A	42,429
497	AvalonBay Communities, Inc.	36,154
1,166	Equity Residential	35,794
642	Essex Property Trust, Inc.	51,074
1,583	Post Properties, Inc.	28,488

		193,939

	Office — 17.9%
1,264	Boston Properties, Inc.	82,878
1,519	Brandywine Realty Trust	16,770
610	Corporate Office Properties Trust	22,508
2,543	Douglas Emmett, Inc.	31,227

		153,383

	Regional Malls — 14.5%
1,360	Macerich Co. (The)	41,237
1,200	Simon Property Group, Inc.	83,348

		124,585

	Shopping Centers — 5.4%
547	Federal Realty Investment Trust	33,588
405	Saul Centers, Inc.	13,002

		46,590

	Storage — 10.7%
2,123	Extra Space Storage, Inc.	22,398
917	Public Storage	69,026

		91,424

	Total Common Stocks (Cost $717,270)	844,644

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
32,240	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $32,240)	32,240

	Total Investments — 102.3% (Cost $749,510)	876,884
	Liabilities in Excess of Other Assets — (2.3)%	(19,461)

	NET ASSETS — 100.0%	$857,423

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,496
Aggregate gross unrealized depreciation	(22,122)

Net unrealized appreciation/depreciation	$127,374

Federal income tax cost of investments	$749,510

U.S. Real Estate Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$876,884	$—	$—	$876,884

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009